Taxes payable (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of tax payable
The breakdown of taxes payable is as follows:

	December 31, 2022	December 31, 2021
Income tax payable	673	524
Other taxes payable	3,615	4,671

Total	4,288	5,195

Current	4,128	5,035
Non-current (i)	160	160

(i)	Balance refers to sales taxes related to the WorkArea acqui sitio n.